Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Revenue (Notes 2 and 4)	$ 36,491	$ 42,045	$ 6,301
EXPENSES:
Voyage expenses	19,205	14,434	2,460
Vessel operating expenses	12,301	9,208	1,122
Depreciation and amortization of deferred charges (Notes 2, 6 and 7)	7,472	5,799	783
Management fees (Note 1)	0	231	142
General and administrative expenses (Notes 5 and 10)	5,782	7,985	8,162
Provision for credit losses and write offs (Note 4)	160	79	0
Foreign currency losses / (gains)	31	35	(18)
Operating income / (loss)	(8,460)	4,274	(6,350)
OTHER INCOME / (EXPENSES)
Interest and finance costs (Note 11)	(1,801)	(2,089)	(651)
Interest income	18	110	258
Gain from property sale (Note 7)	137	0	0
Total other income / (expenses), net	(1,646)	(1,979)	(393)
Net income / (loss) from continuing operations	(10,106)	2,295	(6,743)
Gain from repurchase of preferred shares (Notes 5 and 12)	0	1,500	0
Income allocated to participating securities (Note 12)	0	(87)	0
Net income/(loss) available to common stockholders from continuing operations	(10,106)	3,708	(6,743)
Net income / (loss) from discontinued operations (Note 3)	400	1,482	(25,314)
Total net income / (loss) available to common stockholders	$ (9,706)	$ 5,190	$ (32,057)
Earnings / (Loss) per common share, basic, continuing operations (Note 12) (in dollars per share)	$ (2.01)	$ 0.76	$ (2.35)
Earnings / (Loss) per common share, diluted, continuing operations (Note 12) (in dollars per share)	(2.01)	0.75	(2.35)
Earnings per common share, basic, discontinued operations (Note 12) (in dollars per share)	0.08	0.30	(8.84)
Earnings per common share, diluted, discontinued operations (Note 12) (in dollars per share)	0.08	0.30	(8.84)
Earnings / (Loss) per common share, basic, total (Note 12) (in dollars per share)	(1.93)	1.06	(11.19)
Earnings / (Loss) per common share, diluted, total (Note 12) (in dollars per share)	$ (1.93)	$ 1.05	$ (11.19)
Weighted average number of common shares, basic (Note 12) (in shares)	5,026,300	4,875,475	2,864,676
Weighted average number of common shares, diluted (Note 12) (in shares)	5,026,300	4,945,562	2,864,676